Document and Entity Information	Aug. 23, 2022
Cover [Abstract]
Entity Registrant Name	APPLIED GENETIC TECHNOLOGIES CORP
Amendment Flag	false
Entity Central Index Key	0001273636
Document Type	8-K
Document Period End Date	Aug. 23, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-36370
Entity Tax Identification Number	59-3553710
Entity Address, Address Line One	14193 NW 119th Terrace
Entity Address, Address Line Two	Suite 10
Entity Address, City or Town	Alachua
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32165
City Area Code	(386)
Local Phone Number	462-2204
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	AGTC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false